Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of right of use assets
(a)	Right-of-use assets

	Telecommunications Towers and related assets	Buildings and premises	Others	Total
	Million	Million	Million	Million
Cost:
As of January 1, 2019	75,169	35,790	3,545	114,504
Additions	5,696	9,135	1,139	15,970
Early termination and modification of lease contracts	(1,890)	(1,620)	(567)	(4,077)
Exchange gains and losses	—	22	—	22

As of December 31, 2019	78,975	43,327	4,117	126,419

Accumulated amortization and impairment:
As of January 1, 2019	15,299	12,409	2,507	30,215
Charge for the year	14,738	7,675	338	22,751
Early termination of lease contracts	(276)	(435)	(151)	(862)
Exchange gains and losses	—	7	—	7

As of December 31, 2019	29,761	19,656	2,694	52,111

Net book value:
As of December 31, 2019	49,214	23,671	1,423	74,308

As of January 1, 2019	59,870	23,381	1,038	84,289